Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 5,011	$ 3,226
Deferred and share-based compensation	252	132
Acquisition costs	0	138
Deferred revenue	0	55
Property, equipment and software	0	25
Other	51	0
Total deferred tax assets	5,314	3,576
Less: valuation allowance	(3,115)	(2,901)
Net deferred tax assets	2,199	675
Deferred tax liabilities:
Investment in partnership	11,507	0
Intercompany asset with Opco	2,285	0
Other	0	41
Total deferred tax liabilities	13,792	770
Net deferred tax liabilities	(11,593)	(95)
Customer relationships
Deferred tax liabilities:
Intangible assets	0	293
Technology
Deferred tax liabilities:
Intangible assets	0	415
Other acquired intangibles
Deferred tax liabilities:
Intangible assets	$ 0	$ 21